Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Estimated fair value of financial instruments

	December 31,
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$129,865	$129,865	$299,169	$299,169
Available-for-sale securities	31,582	31,582	31,570	31,570
Trading securities	30,486	30,486	35,092	35,092
Liabilities:
Credit Facility	5,979,383	5,780,877	5,999,337	5,882,124
8 7/ 8% Senior Notes	1,777,617	1,842,322	2,784,331	2,923,548
8% Senior Notes	1,000,000	995,000	—	—
Other debt	41,143	41,143	36,122	36,122

Interest rate swaps

Interest rate swaps consisted of the following at December 31, 2011:

Swap #	Notional Amount (in 000’s)	Fixed Interest Rate	Termination Date	Fair Value of Liability (in 000’s)
1	100,000	3.8470%	January 4, 2012	30
2	100,000	3.8510%	January 4, 2012	30
3	100,000	3.8560%	January 4, 2012	30
4	200,000	3.7260%	January 8, 2012	152
5	200,000	3.5065%	January 16, 2012	281
6	250,000	5.0185%	May 30, 2012	4,509
7	150,000	5.0250%	May 30, 2012	2,709
8	200,000	4.6845%	September 11, 2012	5,574
9	100,000	3.3520%	October 23, 2012	2,161
10	125,000	4.3745%	November 23, 2012	4,104
11	75,000	4.3800%	November 23, 2012	2,466
12	150,000	5.0200%	November 30, 2012	5,900
13	200,000	2.2420%	February 28, 2013	3,550
14	100,000	5.0230%	May 30, 2013	5,952
15	300,000	5.2420%	August 6, 2013	21,085
16	100,000	5.0380%	August 30, 2013	6,967
17	50,000	3.5860%	October 23, 2013	2,505
18	50,000	3.5240%	October 23, 2013	2,451
19	100,000	5.0500%	November 30, 2013	7,948
20	200,000	2.0700%	December 19, 2013	5,080
21	100,000	5.2310%	July 25, 2014	10,706
22	100,000	5.2310%	July 25, 2014	10,707
23	200,000	5.1600%	July 25, 2014	21,073
24	75,000	5.0405%	July 25, 2014	7,685
25	125,000	5.0215%	July 25, 2014	12,752
26	100,000	2.6210%	July 25, 2014	4,436
27	100,000	3.1100%	July 25, 2014	5,612
28	100,000	3.2580%	July 25, 2014	5,968
29	200,000	2.6930%	October 26, 2014	9,916
30	300,000	3.4470%	August 8, 2016	27,728
31	200,000	3.4285%	August 19, 2016	18,401
32	100,000	3.4010%	August 19, 2016	9,099
33	200,000	3.5000%	August 30, 2016	19,048
34	100,000	3.0050%	November 30, 2016	7,613

Amount of pre-tax loss recognized in the consolidated balance sheets as a component of other comprehensive income

The following tabular disclosure provides the amount of pre-tax loss recognized in the consolidated balance sheets as a component of OCI during the years ended December 31, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Loss Recognized in OCI on Derivative (Effective Portion) Year Ended December 31,
	2011	2010
Interest rate swaps	($122,686)	($239,893)

Effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss ("OCL") into interest expense on the consolidated statements of income

The following tabular disclosure provides the location of the effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss (“AOCL”) into interest expense on the consolidated statements of income during the years ended December 31, 2011 and 2010 (in thousands):

	Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion) Year Ended December 31,
Location of Loss Reclassified from AOCL into Income (Effective Portion)	2011	2010
Interest expense, net	$208,985	$215,399

Fair value of derivative instruments in the consolidated balance sheets

The fair values of derivative instruments in the consolidated balance sheets as of December 31, 2011 and 2010 were as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Other Derivatives designated as hedging instruments	Other assets, net	$—	Other assets, net	$—	Other long-term liabilities	$254,228	Other long-term liabilities	$340,526